Taxation - Income taxes (Details) $ in Millions		12 Months Ended
		Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%	25.00%	25.00%
Permanent differences		(0.83%)	(3.76%)	(13.22%)
Tax rate difference from statutory rate in other jurisdictions	[1]	(0.39%)	(0.92%)	(20.07%)
Tax effect of preferential tax treatments		(8.48%)	(3.15%)	3.76%
Withholding tax		(1.33%)	(2.05%)
Change in valuation allowance		(16.80%)	(19.94%)	(0.55%)
Effective income tax rate		(2.83%)	(4.82%)	(5.08%)
Operating loss carryforwards
Net operating tax loss carry forwards					¥ 2,043,836,000
Hong Kong [Member]
Income taxes
Revenue from Subsidiary | $		$ 2	$ 2
Percentage of Tax rate		16.50%	16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Tax rate difference from statutory rate in other jurisdictions		8.25%	8.25%
Loss expiring in 2020
Operating loss carryforwards
Net operating tax loss carry forwards					78,943,000
Loss expiring in 2021
Operating loss carryforwards
Net operating tax loss carry forwards					53,320,000
Loss expiring in 2022
Operating loss carryforwards
Net operating tax loss carry forwards					137,483,000
Loss expiring in 2023
Operating loss carryforwards
Net operating tax loss carry forwards					457,884,000
Loss expiring in 2024
Operating loss carryforwards
Net operating tax loss carry forwards					1,316,206,000
Cayman Islands
Income taxes
Withholding tax amount					¥ 0
Hong Kong
Income taxes
Income tax rate (as a percent)		16.50%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		16.50%
China
Income taxes
Income tax rate (as a percent)		25.00%
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate		25.00%
China | Shanghai Hode
Income taxes
Preferential tax rate (as a percent)			15.00%
China | Shanghai Bilibili Technology Co., Ltd
Income taxes
Preferential tax rate (as a percent)		15.00%

[1]	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.